CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible notes payable
Schedule of Convertible notes payable
	March 31, 2022	December 31, 2021
Various Convertible Notes	$43,500	43,500
Golock Capital, LLC Convertible Notes (a)	339,011	339,011
Other Convertible Notes (b)	256,203	253,203
Total Convertible Notes	$638,714	635,714

	December 31, 2021	December 31, 2020
Various Convertible Notes (a)	$43,500	43,500
Ylimit, LLC Convertible Notes (b)	-	1,336,208
Golock Capital, LLC Convertible Notes (c)	339,011	339,011
Other Convertible Notes (d)	253,203	238,203
Total Convertible Notes	$635,714	1,956,922